Consolidated Statements of Operations (Details 2) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure Of Consolidated Statements Of Operations [Abstract]
Inventories as costs of goods sold (including depreciation, amortization and depletion expenses allocated to costs of goods sold)	$ 206,644	$ 974,497	$ 1,464,925
Depreciation, amortization and depletion	6,732	11,951	6,450
Employee benefits expenses	$ 21,016	$ 31,890	$ 37,951